Variable Interest Entities	12 Months Ended
Dec. 31, 2014
Variable Interest Entities [Abstract]
Variable interest entities [Text Block]
Variable Interest Entities

Although Residential Properties financed with mortgage revenue bonds held by the Partnership are owned by separate entities in which the Partnership has no equity ownership interest, the debt financing provided by the Partnership creates a variable interest in these ownership entities that may require the Partnership to report the assets, liabilities and results of operations of these entities on a consolidated basis under GAAP. Under consolidation guidance, the Partnership must make an evaluation of these entities to determine if they meet the definition of a VIE.

On December 31, 2014, the Partnership determined that eleven of the entities financed by mortgage revenue bonds owned by the Partnership were held by VIEs.  The Partnership then determined that it is the primary beneficiary of two of these VIEs: Bent Tree and Fairmont Oaks and has consolidated these entities.

In April 2015, the Partnership entered into separate brokerage contracts to sell Bent Tree and Fairmont Oaks. As a result, these entities met the criteria for discontinued operations presentation and have been classified as such in the Company’s consolidated financial statements for all periods presented. The Company has also eliminated the Consolidated VIE segment as a reportable segment (see Notes 2, 8, 10, 20, and 21).

On December 31, 2013, the Partnership determined that six of the entities financed by mortgage revenue bonds owned by the Partnership were held by VIEs.  The Partnership then determined that it is the primary beneficiary of two of these VIEs: Bent Tree and Fairmont Oaks and has consolidated these entities. Effective December 1, 2013, the ownership of Lake Forest became a not-for-profit entity and Lake Forest ceased to be reported as a Consolidated VIE.

The Partnership does not hold an equity interest in these VIEs. Therefore, the assets of the VIEs cannot be used to settle the general commitments of the Partnership and the Partnership is not responsible for the commitments and liabilities of the VIEs.  The primary risks to the Partnership associated with these VIEs include the entities’ ability to meet debt service obligations to the Partnership and the valuation of the underlying Residential Properties which serves as bond collateral.

Subsequent to the issuance of the Company’s financial statements on Form 10-K for the period ended December 31, 2013, the Company identified two non-consolidated VIEs, Tyler Park Townhomes and Westside Village Market, which should have been disclosed as VIEs at December 31, 2013. This has been corrected in the Company’s Annual Report on Form 10-K for the year ended December 31, 2014. The correction did not have an impact on the Consolidated Financial Statements.

The following is a discussion of the significant judgments and assumptions made by the Partnership in determining the primary beneficiary of the VIE and, therefore, whether the Partnership must consolidate the VIE.

Consolidated VIEs

At December 31, 2014, the Partnership determined it is the primary beneficiary of the Bent Tree and Fairmont Oaks VIEs. The capital structure of Bent Tree and Fairmont Oaks VIEs consists of senior debt, subordinated debt, and equity capital. The senior debt is in the form of a mortgage revenue bond and accounts for the majority of the VIEs’ total capital. As the bondholder, the Partnership is entitled to principal and interest payments and has certain protective rights as established by the bond documents. The equity ownership in these entities is ultimately held by corporations which are owned by four individuals, one of which is a related party. Additionally, each of these properties is managed by an affiliate of the Partnership, America First Properties Management Company, LLC (“Properties Management”) which is an affiliate of the Burlington Capital Group, LLC (“Burlington”).

The Partnership lent the Exchange Accommodation Titleholder (“EAT (The Colonial, f/k/a Maples on 97th”) the necessary funds to purchase the The Colonial property and executed a Master Lease Agreement and Construction Management Agreement. These two agreements gave the Partnership the rights and obligations to manage the replacement property as well as the rehabilitation during the six month hold period. The Partnership determined that it was the primary beneficiary of the EAT (The Colonial, f/k/a Maples on 97th). Based on the terms of the Master Lease Agreement, the Partnership reported the rental income and related real estate operating expenses for the The Colonial property during the six month holding period (August 2012 to January 2013) as an MF Property since it has all the rights and obligations of landlord for the property. In February 2013, title to the The Colonial (f/k/a Maples on 97th) property transferred to the Partnership from the EAT (The Colonial, f/k/a Maples on 97th).

In determining the primary beneficiary of these VIEs, the Partnership considered the activities of the VIE which most significantly impact the VIEs’ economic performance, who has the power to control such activities, the risks which the entities were designed to create, the variability associated with those risks and the interests which absorb such variability. The Partnership also considered the related party relationships of the entities involved in the VIEs. It was determined that the Partnership, as part of the related party group, met both of the primary beneficiary criteria and was the most closely associated with the VIEs and, therefore, was determined to be the primary beneficiary.

Non-Consolidated VIEs

The Company does not consolidate nine VIE entities. In determining the primary beneficiary of these VIEs, the Partnership considered the activities of each VIE which most significantly impact the VIEs’ economic performance, who has the power to control such activities, the risks which the entities were designed to create, the variability associated with those risks and the interests which absorb such variability. The significant activities of the VIE that impact the economic performance of the entity include leasing and maintaining multifamily residential properties, determining if the property is to be sold, decisions relating to debt refinancing, the selection of or replacement of the property manager and the approval of the operating and capital budgets. While the capital structures of these VIEs resulted in the Partnership holding a majority of the variable interests in these VIEs, the Partnership determined it does not have the power to direct the activities of these VIEs that most significantly impact the VIEs’ economic performance and, as a result, is not the primary beneficiary of these VIEs.
The following table presents information regarding the classification of the assets at their carrying value and maximum exposure to loss held by the Partnership as of December 31, 2014 and 2013, which constitute variable interest entities.

December 31, 2014
	Balance Sheet Classification		Maximum Exposure to Loss
	Mortgage Revenue Bond	Property Loan	Mortgage Revenue Bond	Property Loan
Ashley Square Apartments	$5,645,559	$1,482,000	$5,159,000	$7,534,002
Bruton Apartments	18,145,000	—	18,145,000	—
Cross Creek	8,617,079	3,528,615	6,074,817	3,528,615
Glenview Apartments	6,723,000	—	6,723,000	—
Harden Ranch	9,300,000	—	9,300,000	—
Montclair Apartments	3,458,000	—	3,458,000	—
Santa Fe Apartments	4,736,000	—	4,736,000	—
Tyler Park Apartments	8,100,000	—	8,100,000	—
Westside Village Market	5,400,000	—	5,400,000	—
	$70,124,638	$5,010,615	$67,095,817	$11,062,617

December 31, 2013
	Balance Sheet Classification		Maximum Exposure to Loss
	Mortgage Revenue Bond	Property Loan	Mortgage Revenue Bond	Property Loan
Ashley Square Apartments	$5,212,000	$1,482,000	$5,212,000	$7,131,757
Cross Creek	7,522,563	3,448,615	6,042,297	3,448,615
Tyler Park Apartments	8,100,000	—	8,100,000	—
Westside Village Market	5,400,000	—	5,400,000	—
	$26,234,563	$4,930,615	$24,754,297	$10,580,372

The following tables provide information about the two VIEs, which are included in discontinued operations, at December 31, 2014 and 2013 in the Partnership’s financial statements under the provisions of the guidance on consolidations. These schedules also include information on the mortgage revenue bonds owned by the Partnership which are eliminated in consolidation, as of December 31, 2014 and 2013, respectively. In addition to the mortgage revenue bonds detailed below, the Partnership has made taxable property loans to these consolidated VIEs of $7.4 million and $7.1 million as of December 31, 2014 and 2013, respectively.

VIEs - December 31, 2014
			Base	Principal	Income
		Maturity	Interest	Outstanding at	Earned in
Property Name	Location	Date	Rate	December 31, 2014	2014
Bent Tree Apartments (1)	Columbia, SC	12/15/2030	6.25%	$7,465,000	$468,859
Fairmont Oaks Apartments (1)	Gainesville, FL	4/1/2033	6.30%	7,266,000	460,420
Total Mortgage Revenue Bonds				$14,731,000	$929,279
(1) Bonds held by ATAX TEBS I, LLC
VIEs - December 31, 2013
			Base	Principal	Income
		Maturity	Interest	Outstanding at	Earned in
Property Name	Location	Date	Rate	December 31, 2013	2013
Bent Tree Apartments (1)	Columbia, SC	12/15/2030	6.25%	$7,542,000	$473,438
Fairmont Oaks Apartments (1)	Gainesville, FL	4/1/2033	6.30%	$7,355,000	$465,791
Total Mortgage Revenue Bonds				$14,897,000	$939,229
(1) Bonds held by ATAX TEBS I, LLC

The following tables present the effects of the consolidation of the VIEs on the Company’s Consolidated Balance Sheets and Statements of Operations. As discussed above, the assets of the VIEs cannot be used to settle the general commitments of the Partnership and the Partnership is not responsible for the commitments and liabilities of the VIEs. The cash flows from the VIEs do not represent cash flows available to the Partnership.

Consolidating Balance Sheets as of December 31, 2014 and 2013:

	Partnership as of December 31, 2014	Consolidated VIEs as of December 31, 2014	Consolidation -Elimination as of December 31, 2014	Total as of December 31, 2014
Assets
Cash and cash equivalents	$49,157,571	$—	$—	$49,157,571
Restricted cash	11,141,496	—	—	11,141,496
Interest receivable	4,121,486	—	—	4,121,486
Mortgage revenue bonds held in trust	378,423,092	—	—	378,423,092
Mortgage revenue bonds	70,601,045	—	—	70,601,045
Public housing capital fund trusts	61,263,123	—	—	61,263,123
Mortgage-backed securities	14,841,558	—	—	14,841,558
Real estate assets:
Land and land improvements	13,753,493	—	—	13,753,493
Buildings and improvements	110,706,173	—	—	110,706,173
Real estate assets before accumulated depreciation	124,459,666	—	—	124,459,666
Accumulated depreciation	(14,108,154)	—	—	(14,108,154)
Net real estate assets	110,351,512	—	—	110,351,512
Other assets	31,134,319	—	—	31,134,319
Assets held for sale	27,640,053	13,456,861	(27,892,899)	13,204,015
Total Assets	$758,675,255	$13,456,861	$(27,892,899)	$744,239,217

Liabilities
Accounts payable, accrued expenses and other liabilities	$4,123,346	$—	$—	$4,123,346
Distribution payable	7,617,390	—	—	7,617,390
Debt financing	345,359,000	—	—	345,359,000
Mortgage payable	76,707,834	—	—	76,707,834
Liabilities held for sale	—	36,956,477	(36,452,734)	503,743
Total Liabilities	433,807,570	36,956,477	(36,452,734)	434,311,313
Partners' Capital
General Partner	578,238	—	—	578,238
Beneficial Unit Certificate holders	324,305,442	—	6,151,675	330,457,117
Unallocated loss of Consolidated VIEs	—	(23,499,616)	2,408,160	(21,091,456)
Total Partners' Capital	324,883,680	(23,499,616)	8,559,835	309,943,899
Noncontrolling interest	(15,995)	—	—	(15,995)
Total Capital	324,867,685	(23,499,616)	8,559,835	309,927,904
Total Liabilities and Partners' Capital	$758,675,255	$13,456,861	$(27,892,899)	$744,239,217

	Partnership as of December 31, 2013	Consolidated VIEs as of December 31, 2013	Consolidation -Elimination as of December 31, 2013	Total as of December 31, 2013
Assets
Cash and cash equivalents	$11,292,039	$—	$—	$11,292,039
Restricted cash	6,344,666	—	—	6,344,666
Interest receivable	3,342,038	—	—	3,342,038
Mortgage revenue bonds held in trust	216,371,801	—	—	216,371,801
Mortgage revenue bonds	68,946,370	—	—	68,946,370
Public housing capital fund trusts	62,056,379	—	—	62,056,379
Mortgage-backed securities	37,845,661	—	—	37,845,661
Real estate assets:
Land and land improvements	9,245,592	—	—	9,245,592
Buildings and improvements	90,253,256	—	—	90,253,256
Real estate assets before accumulated depreciation	99,498,848	—	—	99,498,848
Accumulated depreciation	(9,386,811)	—	—	(9,386,811)
Net real estate assets	90,112,037	—	—	90,112,037
Other assets	24,173,614	—	—	24,173,614
Assets held for sale	25,768,553	14,019,837	(26,039,963)	13,748,427
Total Assets	$546,253,158	$14,019,837	$(26,039,963)	$534,233,032

Liabilities
Accounts payable, accrued expenses and other liabilities	$4,963,653	$—	$—	$4,963,653
Distribution payable	6,446,076	—	—	6,446,076
Debt financing	257,274,000	—	—	257,274,000
Mortgage payable	57,087,320	—	—	57,087,320
Bond purchase commitment at fair value	4,852,177	—	—	4,852,177
Liabilities held for sale	—	35,531,613	(35,044,572)	487,041
Total Liabilities	330,623,226	35,531,613	(35,044,572)	331,110,267
Partners' Capital
General Partner	16,671	—	—	16,671
Beneficial Unit Certificate holders	215,624,583	—	7,948,729	223,573,312
Unallocated deficit of Consolidated VIEs	—	(21,511,776)	1,055,880	(20,455,896)
Total Partners' Capital	215,641,254	(21,511,776)	9,004,609	203,134,087
Noncontrolling interest	(11,322)	—	—	(11,322)
Total Capital	215,629,932	(21,511,776)	9,004,609	203,122,765
Total Liabilities and Partners' Capital	$546,253,158	$14,019,837	$(26,039,963)	$534,233,032

Consolidating Statements of Operations for the years ended December 31, 2014, 2013, and 2012:

	Partnership For the Year Ended December 31, 2014	Consolidated VIEs For the Year Ended December 31, 2014	Consolidation -Elimination For the Year Ended December 31, 2014	Total For the Year Ended December 31, 2014
Revenues:
Property revenues	$14,250,572	$—	$—	$14,250,572
Mortgage revenue bond investment income	26,606,234	—	—	26,606,234
Contingent interest income	40,000	—	—	40,000
Other interest income	856,217	—	—	856,217
Gain on mortgage revenue bonds - sale and redemption	3,701,772	—	—	3,701,772
Other income	188,000	—	—	188,000
Total revenues	45,642,795	—	—	45,642,795
Expenses:
Real estate operating (exclusive of items shown below)	7,796,761	—	—	7,796,761
Provision for loan loss	75,000	—	—	75,000
Depreciation and amortization	6,081,500	—	—	6,081,500
Interest	11,165,911	—	—	11,165,911
General and administrative	5,547,208	—	—	5,547,208
Total expenses	30,666,380	—	—	30,666,380
Income (loss) from continuing operations	14,976,415	—	—	14,976,415
Income (loss) from discontinued operations	688,333	(1,987,839)	1,352,279	52,773
Net Income	15,664,748	(1,987,839)	1,352,279	15,029,188
Net (loss) income attributable to noncontrolling interest	(4,673)	—	—	(4,673)
Net income (loss) - America First Multifamily Investors, L. P.	$15,669,421	$(1,987,839)	$1,352,279	$15,033,861

	Partnership For the Year Ended December 31, 2013	Consolidated VIEs For the Year Ended December 31, 2013	Consolidation -Elimination For the Year Ended December 31, 2013	Total For the Year Ended December 31, 2013
Revenues:
Property revenues	$11,358,718	$1,757,140	$—	$13,115,858
Mortgage revenue bond investment income	23,170,169	—	(518,547)	22,651,622
Contingent interest income	6,497,160	—	—	6,497,160
Other interest income	1,772,338	—	—	1,772,338
Other income	250,000	9,186,828	(9,186,828)	250,000
Total revenues	43,048,385	10,943,968	(9,705,375)	44,286,978
Expenses:
Real estate operating (exclusive of items shown below)	6,522,091	1,100,091	—	7,622,182
Realized loss on taxable property loan	4,557,741	—	—	4,557,741
Provision for loan loss	168,000	—	—	168,000
Provision for loss on receivables	241,698	—	—	241,698
Depreciation and amortization	5,365,376	471,692	(13,591)	5,823,477
Interest	6,990,844	1,034,584	(1,034,584)	6,990,844
General and administrative	4,237,245	—	—	4,237,245
Total expenses	28,082,995	2,606,367	(1,048,175)	29,641,187
Income (loss) from continuing operations	14,965,390	8,337,601	(8,657,200)	14,645,791
Income from discontinued operations (including gain on sale of MF Property of $3,177,183 in 2013)	4,127,714	(2,072,030)	1,275,367	3,331,051
Net income (loss)	19,093,104	6,265,571	(7,381,833)	17,976,842
Net income attributable to noncontrolling interest	261,923	—	—	261,923
Net income (loss) - America First Multifamily Investors, L.P.	$18,831,181	$6,265,571	$(7,381,833)	$17,714,919

	Partnership For the Year Ended December 31, 2012	Consolidated VIEs For the Year Ended December 31, 2012	Consolidation -Elimination For the Year Ended December 31, 2012	Total For the Year Ended December 31, 2012
Revenues:
Property revenues	$7,846,812	$1,839,602	$—	$9,686,414
Mortgage revenue bond investment income	11,650,280	—	(571,813)	11,078,467
Gain on mortgage revenue bond - sale	680,444	—	—	680,444
Other interest income	150,882	—	—	150,882
Other income	557,300	(1,972)	—	555,328
Total Revenues	20,885,718	1,837,630	(571,813)	22,151,535
Expenses:
Real estate operating (exclusive of items shown below)	4,604,870	1,418,053	—	6,022,923
Provision for loss on receivables	452,700	—	—	452,700
Depreciation and amortization	3,437,684	633,914	(14,986)	4,056,612
Interest	5,275,008	1,116,551	(1,116,551)	5,275,008
General and administrative	3,512,233	—	—	3,512,233
Total Expenses	17,282,495	3,168,518	(1,131,537)	19,319,476
Income (loss) from continuing operations	3,603,223	(1,330,888)	559,724	2,832,059
Income from discontinued operations (including gain on sale of MF Property of $1.406,608 in 2012)	2,915,661	(1,955,008)	1,203,326	2,163,979
Net income (loss)	6,518,884	(3,285,896)	1,763,050	4,996,038
Net income attributable to noncontrolling interest	549,194	—	—	549,194
Net income (loss) - America First Multifamily Investors, L. P.	$5,969,690	$(3,285,896)	$1,763,050	$4,446,844